Apr. 03, 2017
ALPS/Stadion Tactical Defensive Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Stadion Tactical Defensive Portfolio

SUPPLEMENT DATED APRIL 3, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2016

Effective April 30, 2017, the name of the ALPS/Stadion Tactical Defensive Portfolio (the "Portfolio") will be changed to the ALPS/Stadion Core ETF Portfolio, and the Portfolio's primary benchmark index will be changed from the S&P 500 Index to the S&P Target Risk Growth Index. All references to the foregoing name and primary benchmark index in the Portfolio's summary prospectus, prospectus, and statement of additional information are amended accordingly as of such date.

In addition, effective April 30, 2017, the Portfolio's Principal Investment Strategy discussion in its summary prospectus and prospectus is hereby replaced with the following:

Principal Investment Strategies

To achieve its investment objective, the Portfolio operates under a "fund of funds" structure and invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Sub-Adviser believes have the potential for capital appreciation and Cash Positions (defined below). "Fund Investments" include actively managed or index-based ETFs (exchange traded funds), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies. ETFs invest in equity (stocks) and/or fixed income (bonds) securities). Index-based ETFs are funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index. Alternatively, an ETF may be actively managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. From time to time, based on the Sub-Adviser's analysis, "Cash Positions" may be used and include cash and short-term, highly liquid investments such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

To participate in markets and market sectors, the Sub-Adviser's investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Bloomberg Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). In allocating the Portfolio's assets, the Sub-Adviser uses a proprietary quantitative research process to identify the appropriate equity and fixed income indices, determine the current risks and returns in the broad securities markets and allocate amongst three investment methodologies:

Under normal conditions, the Portfolio will generally invest as follows:

•	The Core Equity Position. Approximately 55% of the Portfolio's assets will generally be invested in one or more broad based equity Fund Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the EAFE (Europe, Australia and Far East) Index and EM (Emerging Markets) Index and market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the "Equity Position"). The mix of investments within the Portfolio's Equity Position may change periodically due to rebalancing to better align with the MSCI ACWI IMI or as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models.

•	The Core Fixed Income Position. Approximately 40% of the Portfolio's assets will be invested in an allocation of fixed income Fund Investments with portfolios comprised of fixed income securities that generally possess risk, style and maturity characteristics similar to the securities comprising the Barclays U.S. Universal Bond Index (the "Fixed Income Position") such as Treasuries, Securitized, and Investment-grade Corporate instruments. The mix of investments within the Portfolio's Fixed Income Position may change periodically as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models.

•	The Flex Position. Approximately 5% of the Portfolio's assets will, under normal conditions, be invested primarily in equity Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the "Flex Position"). The Flex Position is not designed to hedge the Equity Position or Fixed Income Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Equity Position or Fixed Income Position from time to time, while some may amplify risks of the Equity Position or Fixed Income Position. The Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser's model by a weighted average score) based on a number of technical indicators examined by the Sub-Adviser. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Likewise effective April 30, 2017, the list of the Portfolio's Principal Investment Risks is hereby replaced with the following:

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's or Sub-Adviser's control, including fluctuation in interest rates, the quality of the Portfolio's investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio's portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser's allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio's investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities. will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Equity securities may decline in value if the stock markets perform poorly. There is also a risk that equity securities will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and fluctuations in currency exchange rates.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Asset Concentration Risk. To the extent that the Portfolio holds positions that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds ETFs or other investment companies that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include credit risk, interest rate risk, and liquidity risk, which are described herein. In addition, fixed income investments are susceptible to risks arising from changes in ratings (if a rating agency gives a debt security a lower rating, the value of the debt security held will decline because investors will demand a higher rate of return) and risks related to duration (prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities).

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).

Credit Risk. The value of the Portfolio's fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

Interest Rate Risk. The value of the Portfolio's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Portfolio's fixed income investments can be expected to decline.

Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Maturity Risk. The value of the Portfolio's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in ETFs or other investment companies, which are typically open-end investment companies or unit investment trusts. By investing in securities of an ETF or other investment company, the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETF or other investment company in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the ETFs or other investment companies and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular ETF or other investment company due to fund-of-funds investment limitations.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF's shares may trade above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF's returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Portfolio.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments' ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

U.S. Government Securities Risk. Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the "full faith and credit" of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Cash Position Risk. The Portfolio's ability to meet its investment objective may be limited to the extent it holds significant Cash Positions in periods when markets are rising.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust's distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased by the Portfolio. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ALPS client ETFs.

Please Retain This Supplement for Future Reference